April 30, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares AAA CLO Active ETF | CLOA | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
iShares AAA CLO Active ETF
(Formerly BlackRock AAA CLO ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
1988 CLO 5 Ltd., 5.80%, 07/15/37, (3-mo. CME Term SOFR + 1.540%)(a)(b)	$2,500	$2,502,796
522 Funding CLO Ltd.
5.59%, 04/15/35, (3-mo. CME Term SOFR + 1.330%)(a)(b)	1,750	1,745,815
6.11%, 04/15/35, (3-mo. CME Term SOFR + 1.850%)(a)(b)	2,500	2,495,000
720 East CLO IV Ltd., 5.86%, 04/15/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	2,000	2,002,582
AB BSL CLO 2 Ltd., 5.62%, 04/15/34, (3-mo. CME Term SOFR + 1.362%)(a)(b)	4,700	4,686,166
AB BSL CLO 3 Ltd., 5.52%, 04/20/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	5,000	4,948,675
AGL CLO 12 Ltd., 5.69%, 07/20/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	5,102	5,091,105
AGL CLO 29 Ltd., 5.84%, 04/21/37, (3-mo. CME Term SOFR + 1.570%)(a)(b)	1,925	1,924,495
AGL CLO 33 Ltd., 5.87%, 07/21/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	2,000	1,985,340
AGL CLO 7 Ltd., 5.72%, 07/15/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	1,310	1,307,853
AGL Core CLO 15 Ltd., 5.68%, 01/20/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	4,000	4,000,000
AGL Core CLO 2 Ltd., 5.73%, 07/20/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	1,000	1,000,995
AGL Core CLO 8 Ltd., 5.60%, 01/20/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	1,000	1,000,000
AIMCO CLO, 5.59%, 10/17/37, (3-mo. CME Term SOFR + 1.310%)(a)(b)	5,000	4,987,500
AIMCO CLO 11 Ltd., 5.62%, 07/17/37, (3-mo. CME Term SOFR + 1.340%)(a)(b)	1,800	1,797,433
AIMCO CLO 14 Ltd., 5.52%, 04/20/34, (3-mo. CME Term SOFR + 1.252%)(a)(b)	1,500	1,493,531
AIMCO CLO 18 Ltd., 6.46%, 10/16/36, (3-mo. CME Term SOFR + 2.200%)(a)(b)	2,000	2,009,800
AIMCO CLO 23 Ltd., 5.39%, 04/20/38, (3-mo. CME Term SOFR + 1.130%)(a)(b)	3,000	2,956,581
AMMC CLO 28 Ltd., 5.82%, 07/20/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	2,390	2,389,226
AMMC CLO 31 Ltd., 5.60%, 02/20/38, (3-mo. CME Term SOFR + 1.310%)(a)(b)	3,000	2,994,836
Anchorage Capital CLO 24 Ltd., 5.69%, 07/15/37, (3-mo. CME Term SOFR + 1.430%)(a)(b)	3,000	3,000,000
Anchorage Capital CLO 7 Ltd., 5.84%, 04/28/37, (3-mo. CME Term SOFR + 1.560%)(a)(b)	2,000	2,000,000
Apidos CLO LII Ltd., 5.96%, 04/20/38, (3-mo. CME Term SOFR + 1.700%)(a)(b)	1,000	969,912
Apidos CLO XX, 6.07%, 07/16/31, (3-mo. CME Term SOFR + 1.812%)(a)(b)	5,560	5,562,779
Apidos CLO XXXI, 5.62%, 04/15/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	1,352	1,351,988
Apidos CLO XXXIV, 5.68%, 01/20/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	4,750	4,740,571
Apidos CLO XXXIX Ltd., 5.57%, 04/21/35, (3-mo. CME Term SOFR + 1.300%)(a)(b)	3,250	3,246,329
Apidos CLO XXXVII, 5.66%, 10/22/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	3,250	3,250,000
Ares Loan Funding IV Ltd., 6.01%, 10/15/36, (3-mo. CME Term SOFR + 1.750%)(a)(b)	2,290	2,293,430
ARES Loan Funding VIII Ltd., 5.54%, 01/24/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	6,500	6,433,340
Ares LVI CLO Ltd., 5.53%, 01/25/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	2,000	1,988,230
ARES LXVII CLO Ltd., 5.47%, 01/25/38, (3-mo. CME Term SOFR + 1.190%)(a)(b)	2,000	1,986,000
Security	Par (000)	Value
ARES XLIII CLO Ltd., 5.61%, 01/15/38, (3-mo. CME Term SOFR + 1.350%)(a)(b)	$3,020	$3,013,960
ARES XXXIX CLO Ltd., 5.69%, 07/18/37, (3-mo. CME Term SOFR + 1.420%)(a)(b)	2,500	2,495,000
Bain Capital Credit CLO Ltd.
6.08%, 07/24/36, (3-mo. CME Term SOFR + 1.800%)(a)(b)	1,700	1,703,185
5.65%, 01/21/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	1,000	999,189
5.68%, 07/25/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	4,355	4,354,939
5.59%, 04/22/35, (3-mo. CME Term SOFR + 1.320%)(a)(b)	2,000	1,994,934
Ballyrock CLO 14 Ltd., 5.97%, 07/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	1,000	990,400
Ballyrock CLO 19 Ltd., 5.60%, 04/20/35, (3-mo. CME Term SOFR + 1.330%)(a)(b)	1,500	1,500,000
Ballyrock CLO 2 Ltd., 5.72%, 02/20/36, (3-mo. CME Term SOFR + 1.400%)(a)(b)	2,840	2,836,672
Ballyrock CLO 23 Ltd.
6.26%, 04/25/36, (3-mo. CME Term SOFR + 1.980%)(a)(b)	3,250	3,258,478
7.48%, 04/25/36, (3-mo. CME Term SOFR + 3.200%)(a)(b)	1,000	1,002,218
Ballyrock CLO 26 Ltd., 5.79%, 07/25/37, (3-mo. CME Term SOFR + 1.510%)(a)(b)	1,000	998,031
Ballyrock CLO Ltd., 6.08%, 10/20/31, (3-mo. CME Term SOFR + 1.812%)(a)(b)	1,000	1,001,200
BBAM U.S. CLO I Ltd., 5.46%, 03/30/38, (3-mo. CME Term SOFR + 1.200%)(a)(b)	2,000	1,973,826
Beechwood Park CLO Ltd., 5.58%, 01/17/35, (3-mo. CME Term SOFR + 1.300%)(a)(b)	3,000	2,993,916
Benefit Street Partners CLO XXI Ltd. Series 2020 21A, Class A1R, 5.69%, 10/15/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	5,000	5,000,000
Benefit Street Partners CLO XXII Ltd., 5.62%, 04/20/35, (3-mo. CME Term SOFR + 1.350%)(a)(b)	2,000	1,998,000
Benefit Street Partners CLO XXIX, 5.46%, 01/25/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	3,000	2,977,558
Benefit Street Partners CLO XXVI Ltd., 5.65%, 07/20/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	1,000	999,355
Benefit Street Partners CLO XXVII Ltd., 5.64%, 10/20/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	4,500	4,500,000
Benefit Street Partners CLO XXXIII Ltd., 6.03%, 01/25/36, (3-mo. CME Term SOFR + 1.750%)(a)(b)	2,000	2,002,590
Benefit Street Partners CLO XXXVII Ltd., 5.70%, 01/25/38, (3-mo. CME Term SOFR + 1.350%)(a)(b)	6,250	6,250,000
Benefit Street Partners CLO XXXVIII Ltd., 5.62%, 01/25/38, (3-mo. CME Term SOFR + 1.310%)(a)(b)	5,000	4,990,000
Birch Grove CLO 12 Ltd., 5.51%, 04/22/38, (3-mo. CME Term SOFR + 1.170%)(a)(b)	1,500	1,481,253
Birch Grove CLO 2 Ltd., 5.67%, 10/19/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	3,000	3,000,519
Birch Grove CLO 3 Ltd., 5.53%, 01/19/38, (3-mo. CME Term SOFR + 1.260%)(a)(b)	4,000	3,981,823
Birch Grove CLO 4 Ltd., 5.74%, 07/15/37, (3-mo. CME Term SOFR + 1.480%)(a)(b)	5,820	5,809,816
Birch Grove CLO 5 Ltd., 5.68%, 10/20/37, (3-mo. CME Term SOFR + 1.410%)(a)(b)	2,500	2,500,778
Birch Grove CLO 7 Ltd., 6.07%, 10/20/36, (3-mo. CME Term SOFR + 1.800%)(a)(b)	2,750	2,751,643
Birch Grove CLO 8 Ltd., 5.90%, 04/20/37, (3-mo. CME Term SOFR + 1.630%)(a)(b)	5,210	5,217,546
Birch Grove CLO 9 Ltd., 5.67%, 10/22/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	1,750	1,750,356

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares AAA CLO Active ETF
(Formerly BlackRock AAA CLO ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Birch Grove CLO Ltd., 5.87%, 07/17/37, (3-mo. CME Term SOFR + 1.590%)(a)(b)	$5,000	$5,006,759
Brant Point CLO Ltd., 6.22%, 07/20/37, (3-mo. CME Term SOFR + 1.950%)(a)(b)	1,700	1,688,270
Bridge Street CLO I Ltd., 5.82%, 07/20/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	1,000	1,001,216
Bridge Street CLO Ltd., 5.48%, 04/20/38, (3-mo. CME Term SOFR + 1.220%)(a)(b)	2,000	1,975,758
Bryant Park Funding Ltd.
5.88%, 04/15/37, (3-mo. CME Term SOFR + 1.620%)(a)(b)	1,920	1,922,717
6.32%, 10/18/36, (3-mo. CME Term SOFR + 2.050%)(a)(b)	3,000	3,009,021
5.89%, 05/15/37, (3-mo. CME Term SOFR + 1.570%)(a)(b)	1,500	1,501,807
5.66%, 10/15/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	1,350	1,350,199
5.65%, 01/18/38, (3-mo. CME Term SOFR + 1.340%)(a)(b)	2,000	1,998,616
Canyon Capital CLO Ltd., 5.44%, 04/15/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	2,500	2,478,750
Canyon CLO Ltd., 5.69%, 10/15/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	2,500	2,496,237
Carlyle U.S. CLO Ltd.
6.13%, 04/20/31, (3-mo. CME Term SOFR + 1.862%)(a)(b)	1,000	997,600
5.58%, 04/15/35, (3-mo. CME Term SOFR + 1.320%)(a)(b)	3,000	2,992,345
5.82%, 04/20/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	3,000	3,003,189
5.65%, 04/15/35, (3-mo. CME Term SOFR + 1.390%)(a)(b)	1,000	998,382
CarVal CLO IX-C Ltd.
5.95%, 04/20/37, (3-mo. CME Term SOFR + 1.680%)(a)(b)	3,750	3,756,517
6.37%, 04/20/37, (3-mo. CME Term SOFR + 2.100%)(a)(b)	1,000	1,002,900
CarVal CLO VC Ltd., 5.72%, 10/15/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	945	943,928
Carval CLO VIII-C Ltd., 5.69%, 10/22/37, (3-mo. CME Term SOFR + 1.420%)(a)(b)	1,500	1,500,702
Carval CLO X-C Ltd., 5.73%, 07/20/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	1,750	1,751,451
CarVal CLO XI C Ltd., 5.66%, 10/20/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	4,000	4,000,000
Cayuga Park CLO Ltd., 5.66%, 07/17/34, (3-mo. CME Term SOFR + 1.382%)(a)(b)	4,740	4,737,630
Cedar Funding XIV CLO Ltd., 5.64%, 10/15/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	2,000	1,999,878
CIFC Funding Ltd.
5.70%, 10/20/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	750	748,856
5.60%, 04/20/34, (3-mo. CME Term SOFR + 1.332%)(a)(b)	3,540	3,540,000
5.66%, 07/15/36, (3-mo. CME Term SOFR + 1.402%)(a)(b)	1,200	1,197,500
5.67%, 07/15/36, (3-mo. CME Term SOFR + 1.412%)(a)(b)	3,000	2,997,903
5.59%, 01/18/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	2,000	1,996,000
5.52%, 01/15/38, (3-mo. CME Term SOFR + 1.260%)(a)(b)	7,500	7,459,885
5.40%, 04/23/38, (3-mo. CME Term SOFR + 1.150%)(a)(b)	1,500	1,479,890
Security	Par (000)	Value
5.64%, 10/24/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	$5,000	$4,998,613
5.75%, 07/21/37, (3-mo. CME Term SOFR + 1.480%)(a)(b)	1,500	1,501,661
5.63%, 04/27/31, (3-mo. CME Term SOFR + 1.350%)(a)(b)	1,000	999,820
5.77%, 04/18/37, (3-mo. CME Term SOFR + 1.500%)(a)(b)	2,000	2,002,453
5.49%, 01/17/38, (3-mo. CME Term SOFR + 1.220%)(a)(b)	5,000	4,939,701
Series 2020 3A, Class A1R, 5.66%, 10/20/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	1,560	1,560,000
Series 2021 6A, Class A, 5.66%, 10/15/34, (3-mo. CME Term SOFR + 1.402%)(a)(b)	4,000	3,992,414
Series 2021 7A, Class A1, 5.67%, 01/23/35, (3-mo. CME Term SOFR + 1.392%)(a)(b)	3,000	2,994,390
Clover CLO LLC, 5.65%, 07/15/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	2,000	1,999,880
Crown Point CLO 9 Ltd., 5.69%, 07/14/34, (3-mo. CME Term SOFR + 1.452%)(a)(b)	2,000	1,997,102
Diameter Capital CLO 1 Ltd., 5.65%, 10/15/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	4,200	4,200,155
Diameter Capital CLO 2 Ltd., 5.65%, 10/15/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	7,300	7,300,280
Diameter Capital CLO 3 Ltd., 5.59%, 01/15/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	6,000	5,996,341
Diameter Capital CLO 7 Ltd.
5.75%, 07/20/37, (3-mo. CME Term SOFR + 1.480%)(a)(b)	4,000	4,000,000
6.12%, 07/20/37, (3-mo. CME Term SOFR + 1.850%)(a)(b)	1,300	1,296,880
Diameter Capital CLO 8 Ltd., 5.67%, 10/20/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	1,000	1,000,154
Diameter Capital CLO 9 Ltd., 5.49%, 04/20/38, (3-mo. CME Term SOFR + 1.170%)(a)(b)	5,000	4,952,890
Dryden 40 Senior Loan Fund, 5.47%, 08/15/31, (3-mo. CME Term SOFR + 1.150%)(a)(b)	853	850,528
Elmwood CLO 15 Ltd., 5.61%, 04/22/35, (3-mo. CME Term SOFR + 1.340%)(a)(b)	3,550	3,550,000
Elmwood CLO 19 Ltd., 6.68%, 10/17/36, (3-mo. CME Term SOFR + 2.400%)(a)(b)	1,000	1,002,500
Elmwood CLO 21 Ltd., 5.92%, 10/20/36, (3-mo. CME Term SOFR + 1.650%)(a)(b)	4,000	4,000,000
Elmwood CLO 23 Ltd., 6.06%, 04/16/36, (3-mo. CME Term SOFR + 1.800%)(a)(b)	4,000	4,006,817
Elmwood CLO 29 Ltd., 5.79%, 04/20/37, (3-mo. CME Term SOFR + 1.520%)(a)(b)	5,000	5,002,789
Elmwood CLO 31 Ltd., 5.63%, 07/17/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	4,000	3,997,548
Elmwood CLO II Ltd., 5.62%, 10/20/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	2,500	2,500,000
Elmwood CLO VIII Ltd., 5.82%, 04/20/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	4,000	4,004,247
Flatiron CLO 23 LLC, 6.08%, 04/17/36, (3-mo. CME Term SOFR + 1.800%)(a)(b)	1,000	1,001,700
Flatiron CLO 25 Ltd., 5.63%, 10/17/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	3,650	3,648,395
Fort Washington CLO Ltd., 5.75%, 10/20/34, (3-mo. CME Term SOFR + 1.482%)(a)(b)	4,250	4,243,625
Galaxy XXI CLO Ltd., 5.88%, 04/20/31, (3-mo. CME Term SOFR + 1.612%)(a)(b)	2,200	2,199,780
Galaxy XXV CLO Ltd., 5.70%, 04/25/36, (3-mo. CME Term SOFR + 1.420%)(a)(b)	1,000	1,000,000
Generate CLO 11 Ltd., 5.68%, 10/20/37, (3-mo. CME Term SOFR + 1.410%)(a)(b)	2,000	2,000,000

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares AAA CLO Active ETF
(Formerly BlackRock AAA CLO ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Generate CLO 13 Ltd., 6.07%, 01/20/37, (3-mo. CME Term SOFR + 1.800%)(a)(b)	$4,000	$4,008,808
Generate CLO 15 Ltd., 5.84%, 07/20/37, (3-mo. CME Term SOFR + 1.570%)(a)(b)	7,750	7,759,921
Generate CLO 17 Ltd., 5.67%, 10/22/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	1,500	1,499,445
Generate CLO 8 Ltd., 5.65%, 01/20/38, (3-mo. CME Term SOFR + 1.380%)(a)(b)	3,000	3,000,000
GoldenTree Loan Management U.S. CLO 17 Ltd., 6.02%, 07/20/36, (3-mo. CME Term SOFR + 1.750%)(a)(b)	3,200	3,205,217
GoldentTree Loan Management U.S. CLO 1 Ltd., 5.77%, 04/20/37, (3-mo. CME Term SOFR + 1.500%)(a)(b)	3,675	3,675,000
Golub Capital Partners CLO 41B-R Ltd., 5.85%, 01/20/34, (3-mo. CME Term SOFR + 1.582%)(a)(b)	4,400	4,400,958
Golub Capital Partners CLO 55B Ltd., 5.73%, 07/20/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	3,500	3,495,402
Golub Capital Partners CLO 58B Ltd., 5.72%, 01/25/35, (3-mo. CME Term SOFR + 1.442%)(a)(b)	6,150	6,142,380
Golub Capital Partners CLO 72 B Ltd., 5.83%, 04/25/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	1,320	1,321,420
Golub Capital Partners CLO 74 B Ltd., 5.78%, 07/25/37, (3-mo. CME Term SOFR + 1.500%)(a)(b)	3,000	3,004,208
Golub Capital Partners CLO 76 B Ltd., 5.65%, 10/25/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	3,000	3,000,000
Golub Capital Partners CLO 79B Ltd., 5.42%, 04/20/38, (3-mo. CME Term SOFR + 1.170%)(a)(b)	2,000	1,975,443
HalseyPoint CLO 3 Ltd., 5.76%, 07/30/37, (3-mo. CME Term SOFR + 1.480%)(a)(b)	1,240	1,237,830
HalseyPoint CLO 4 Ltd., 5.75%, 04/20/34, (3-mo. CME Term SOFR + 1.482%)(a)(b)	5,000	4,994,399
HalseyPoint CLO 6 Ltd., 6.32%, 01/20/38, (3-mo. CME Term SOFR + 2.050%)(a)(b)	1,000	989,311
Halseypoint CLO 7 Ltd., 6.52%, 07/20/36, (3-mo. CME Term SOFR + 2.250%)(a)(b)	5,000	5,014,180
KKR CLO 50 Ltd., 5.82%, 04/20/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	5,000	5,005,314
KKR CLO 52 Ltd., 6.16%, 07/16/36, (3-mo. CME Term SOFR + 1.900%)(a)(b)	1,500	1,503,525
Madison Park Funding LIX Ltd., 5.77%, 04/18/37, (3-mo. CME Term SOFR + 1.500%)(a)(b)	1,750	1,750,000
Madison Park Funding LVIII Ltd., 5.79%, 04/25/37, (3-mo. CME Term SOFR + 1.510%)(a)(b)	1,000	1,000,887
Madison Park Funding LXI Ltd., 6.00%, 01/20/37, (3-mo. CME Term SOFR + 1.730%)(a)(b)	1,500	1,503,750
Madison Park Funding LXII Ltd., 6.13%, 07/17/36, (3-mo. CME Term SOFR + 1.850%)(a)(b)	1,250	1,252,671
Madison Park Funding LXVII Ltd., 5.79%, 04/25/37, (3-mo. CME Term SOFR + 1.510%)(a)(b)	1,312	1,313,148
Madison Park Funding XXXVII Ltd., 6.86%, 04/15/37, (3-mo. CME Term SOFR + 2.600%)(a)(b)	1,500	1,503,340
Marathon CLO Ltd., 5.72%, 04/15/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	1,000	998,543
Marble Point CLO XXII Ltd., 5.74%, 07/25/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	1,500	1,500,000
Midocean Credit CLO XV Ltd., 5.80%, 07/21/37, (3-mo. CME Term SOFR + 1.530%)(a)(b)	1,000	1,001,045
MP CLO VIII Ltd., 5.74%, 04/28/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	4,500	4,500,000
Neuberger Berman Loan Advisers CLO 46 Ltd., 5.77%, 01/20/37, (3-mo. CME Term SOFR + 1.500%)(a)(b)	1,000	987,300
Neuberger Berman Loan Advisers CLO Ltd., 5.43%, 07/25/35, (3-mo. CME Term SOFR + 1.150%)(a)(b)	5,000	4,983,125
Security	Par (000)	Value
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd., 5.63%, 10/24/38, (3-mo. CME Term SOFR + 1.350%)(a)(b)	$3,000	$2,998,810
New Mountain CLO 2 Ltd., 5.62%, 01/15/38, (3-mo. CME Term SOFR + 1.360%)(a)(b)	5,000	4,999,158
New Mountain CLO 3 Ltd.
6.23%, 10/20/34, (3-mo. CME Term SOFR + 1.962%)(a)(b)	1,000	997,800
5.71%, 10/20/34, (3-mo. CME Term SOFR + 1.442%)(a)(b)	2,000	1,997,102
New Mountain CLO 4 Ltd., 6.22%, 04/20/36, (3-mo. CME Term SOFR + 1.950%)(a)(b)	3,600	3,600,000
Oaktree CLO Ltd.
5.82%, 04/20/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	5,040	5,042,520
5.45%, 01/15/38, (3-mo. CME Term SOFR + 1.190%)(a)(b)	2,500	2,477,683
6.16%, 04/15/36, (3-mo. CME Term SOFR + 1.900%)(a)(b)	1,000	1,000,000
5.65%, 01/20/38, (3-mo. CME Term SOFR + 1.380%)(a)(b)	3,000	2,995,392
OCP CLO Ltd.
5.80%, 04/18/37, (3-mo. CME Term SOFR + 1.530%)(a)(b)	3,000	3,002,873
5.90%, 04/20/37, (3-mo. CME Term SOFR + 1.630%)(a)(b)	6,000	6,008,825
5.70%, 04/26/36, (3-mo. CME Term SOFR + 1.420%)(a)(b)	4,250	4,246,047
5.61%, 11/26/37, (3-mo. CME Term SOFR + 1.340%)(a)(b)	2,000	1,995,000
5.68%, 01/21/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	2,000	1,997,853
5.54%, 01/20/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	4,000	3,959,266
5.59%, 01/26/38, (3-mo. CME Term SOFR + 1.310%)(a)(b)	5,150	5,145,975
5.62%, 10/20/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	3,000	3,000,024
Octagon 55 Ltd., 5.67%, 07/20/34, (3-mo. CME Term SOFR + 1.402%)(a)(b)	2,000	1,995,980
Octagon 66 Ltd., 6.07%, 11/16/36, (3-mo. CME Term SOFR + 1.750%)(a)(b)	1,750	1,751,313
OHA Credit Funding 17 Ltd., 5.75%, 04/20/37, (3-mo. CME Term SOFR + 1.480%)(a)(b)	4,700	4,695,300
OHA Credit Funding 2 Ltd., 5.51%, 01/21/38, (3-mo. CME Term SOFR + 1.240%)(a)(b)	7,750	7,668,533
OHA Credit Funding 3 Ltd., 5.59%, 01/20/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	5,000	5,000,000
OHA Credit Funding 4 Ltd., 5.56%, 01/22/38, (3-mo. CME Term SOFR + 1.290%)(a)(b)	3,000	2,995,088
OHA Credit Funding 6 Ltd., 5.60%, 10/20/37, (3-mo. CME Term SOFR + 1.330%)(a)(b)	2,500	2,500,945
OHA Credit Funding 7 Ltd., 5.57%, 02/24/37, (3-mo. CME Term SOFR + 1.300%)(a)(b)	4,955	4,955,000
OHA Credit Partners VII Ltd., 5.46%, 02/20/38, (3-mo. CME Term SOFR + 1.140%)(a)(b)	2,000	1,979,359
OHA Credit Partners XVI, 5.62%, 10/18/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	3,300	3,298,030
OHA Loan Funding Ltd.
5.68%, 01/19/37, (3-mo. CME Term SOFR + 1.412%)(a)(b)	5,000	4,992,764
5.97%, 07/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	1,800	1,783,980
Onex CLO Subsidiary Ltd., 5.77%, 07/20/37, (3-mo. CME Term SOFR + 1.500%)(a)(b)	1,000	1,001,358

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares AAA CLO Active ETF
(Formerly BlackRock AAA CLO ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Palmer Square CLO Ltd.
5.73%, 11/14/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	$5,050	$5,043,687
5.97%, 11/15/36, (3-mo. CME Term SOFR + 1.650%)(a)(b)	2,500	2,498,754
6.97%, 11/15/36, (3-mo. CME Term SOFR + 2.650%)(a)(b)	2,000	2,004,586
5.59%, 04/20/35, (3-mo. CME Term SOFR + 1.320%)(a)(b)	5,700	5,685,352
5.63%, 10/20/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	1,000	999,681
Park Blue CLO Ltd.
5.64%, 01/25/38, (3-mo. CME Term SOFR + 1.340%)(a)(b)	5,000	4,997,429
5.47%, 04/25/38, (3-mo. CME Term SOFR + 1.220%)(a)(b)	3,000	2,958,050
6.27%, 04/20/36, (3-mo. CME Term SOFR + 2.000%)(a)(b)	6,000	6,016,226
Pikes Peak CLO 12 Ltd., 5.49%, 04/20/38, (3-mo. CME Term SOFR + 1.220%)(a)(b)	3,000	2,986,500
Pikes Peak CLO 16 Ltd., 5.74%, 07/25/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	1,500	1,500,000
Pikes Peak CLO 8, 5.60%, 01/20/38, (3-mo. CME Term SOFR + 1.330%)(a)(b)	4,000	3,997,795
Pikes Peak CLO Ltd., 6.22%, 04/20/36, (3-mo. CME Term SOFR + 1.950%)(a)(b)	2,500	2,505,909
Post CLO Ltd., 5.87%, 04/20/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	1,000	1,001,314
Rad CLO 12 Ltd., 5.71%, 10/30/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	3,600	3,600,000
Rad CLO 14 Ltd., 5.69%, 01/15/35, (3-mo. CME Term SOFR + 1.432%)(a)(b)	1,041	1,042,398
Rad CLO 18 Ltd., 6.21%, 04/15/36, (3-mo. CME Term SOFR + 1.950%)(a)(b)	1,000	1,002,414
Rad CLO 22 Ltd., 6.10%, 01/20/37, (3-mo. CME Term SOFR + 1.830%)(a)(b)	5,000	5,007,486
RAD CLO 27 Ltd., 5.61%, 01/15/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	2,500	2,497,901
Regatta 30 Funding Ltd., 5.63%, 01/25/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	6,000	5,980,242
Regatta XI Funding Ltd., 5.68%, 07/17/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	2,000	2,000,155
Regatta XIX Funding Ltd., 6.12%, 04/20/35, (3-mo. CME Term SOFR + 1.850%)(a)(b)	1,815	1,813,729
Regatta XXII Funding Ltd., 5.52%, 07/20/35, (3-mo. CME Term SOFR + 1.250%)(a)(b)	5,000	4,990,000
Regatta XXIII Funding Ltd., 5.68%, 01/20/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	4,500	4,500,000
Regatta XXIV Funding Ltd., 5.59%, 01/20/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	5,360	5,350,714
Regatta XXVII Funding Ltd., 5.81%, 04/26/37, (3-mo. CME Term SOFR + 1.530%)(a)(b)	3,000	3,002,977
Regatta XXVIII Funding Ltd., 5.83%, 04/25/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	1,000	1,001,068
RR 14 Ltd., 5.64%, 04/15/36, (3-mo. CME Term SOFR + 1.382%)(a)(b)	1,538	1,537,681
RR 18 Ltd., 6.12%, 10/15/34, (3-mo. CME Term SOFR + 1.862%)(a)(b)	1,000	1,000,200
RR 21 Ltd., 5.66%, 07/15/39, (3-mo. CME Term SOFR + 1.400%)(a)(b)	5,000	5,000,500
RR 37 Ltd., 5.49%, 04/15/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	2,000	1,982,174
RR 5 Ltd., 5.76%, 07/15/39, (3-mo. CME Term SOFR + 1.500%)(a)(b)	4,500	4,504,500
Security	Par (000)	Value
RR 8 Ltd.
5.61%, 07/15/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	$3,350	$3,342,879
5.96%, 07/15/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	1,000	989,900
RRX 7 Ltd.
5.62%, 07/15/35, (3-mo. CME Term SOFR + 1.360%)(a)(b)	3,550	3,543,057
6.26%, 07/15/35, (3-mo. CME Term SOFR + 2.000%)(a)(b)	1,100	1,101,760
Sagard-Halseypoint CLO 8 Ltd., 5.70%, 01/30/38, (3-mo. CME Term SOFR + 1.390%)(a)(b)	2,440	2,426,039
Sandstone Peak II Ltd., 6.47%, 07/20/36, (3-mo. CME Term SOFR + 2.200%)(a)(b)	2,000	2,000,495
Sculptor CLO XXXIV Ltd., 5.67%, 01/20/38, (3-mo. CME Term SOFR + 1.370%)(a)(b)	5,375	5,372,914
Signal Peak CLO 9 Ltd., 5.63%, 01/21/38, (3-mo. CME Term SOFR + 1.360%)(a)(b)	4,750	4,750,000
Silver Point CLO 4 Ltd., 5.89%, 04/15/37, (3-mo. CME Term SOFR + 1.630%)(a)(b)	6,000	6,008,685
Silver Point CLO 5 Ltd., 6.37%, 10/20/37, (3-mo. CME Term SOFR + 2.100%)(a)(b)	1,000	989,630
Silver Point CLO 6 Ltd., 5.66%, 10/15/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	1,000	1,000,184
Silver Point CLO 7 Ltd., 5.64%, 01/15/38, (3-mo. CME Term SOFR + 1.360%)(a)(b)	4,500	4,498,698
Sixth Street CLO XVII Ltd., 5.43%, 04/17/38, (3-mo. CME Term SOFR + 1.150%)(a)(b)	5,250	5,223,750
Sixth Street CLO XX Ltd. Series 2021 20A, Class A1, 5.69%, 10/20/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	1,354	1,351,578
Sixth Street CLO XXV Ltd., 5.76%, 07/24/37, (3-mo. CME Term SOFR + 1.480%)(a)(b)	4,850	4,855,224
Sycamore Tree CLO Ltd.
5.92%, 04/20/37, (3-mo. CME Term SOFR + 1.650%)(a)(b)	3,000	3,004,637
5.66%, 01/20/38, (3-mo. CME Term SOFR + 1.390%)(a)(b)	3,450	3,453,063
Symphony CLO 35 Ltd., 6.00%, 10/24/36, (3-mo. CME Term SOFR + 1.700%)(a)(b)	2,000	2,003,122
Symphony CLO 40 Ltd., 5.55%, 01/05/38, (3-mo. CME Term SOFR + 1.310%)(a)(b)	4,000	3,986,000
Symphony CLO XXVIII Ltd., 5.68%, 10/23/34, (3-mo. CME Term SOFR + 1.402%)(a)(b)	2,000	1,996,213
Symphony CLO XXXIII Ltd.
5.54%, 01/24/38, (3-mo. CME Term SOFR + 1.260%)(a)(b)	5,500	5,490,676
5.88%, 01/24/38, (3-mo. CME Term SOFR + 1.600%)(a)(b)	1,000	989,800
TCW CLO Ltd.
5.59%, 01/20/38, (3-mo. CME Term SOFR + 1.270%)(a)(b)	2,000	1,992,000
5.66%, 10/20/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	4,750	4,751,772
Texas Debt Capital CLO Ltd., 7.27%, 04/20/36, (3-mo. CME Term SOFR + 3.000%)(a)(b)	1,570	1,573,286
Trestles CLO IV Ltd., 5.70%, 07/21/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	1,830	1,826,962
Trestles CLO Ltd., 5.74%, 07/25/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	1,000	999,500
Trestles CLO VII Ltd., 5.66%, 10/25/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	3,700	3,699,777
Trimaran CAVU Ltd.
5.67%, 10/22/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	2,000	2,000,000

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares AAA CLO Active ETF
(Formerly BlackRock AAA CLO ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
5.64%, 01/25/38, (3-mo. CME Term SOFR + 1.380%)(a)(b)	$1,500	$1,500,000
Trinitas CLO VI Ltd., 5.61%, 01/25/34, (3-mo. CME Term SOFR + 1.330%)(a)(b)	5,000	5,000,000
Trinitas CLO XXIII Ltd., 6.07%, 10/20/36, (3-mo. CME Term SOFR + 1.800%)(a)(b)	2,000	2,004,010
Trinitas CLO XXIV Ltd., 5.88%, 04/25/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	1,500	1,501,905
Trinitas CLO XXIX Ltd., 5.77%, 07/23/37, (3-mo. CME Term SOFR + 1.490%)(a)(b)	930	929,070
Trinitas CLO XXV Ltd., 6.13%, 01/23/37, (3-mo. CME Term SOFR + 1.850%)(a)(b)	2,000	2,004,866
Trinitas CLO XXVI Ltd., 5.96%, 01/20/35, (3-mo. CME Term SOFR + 1.690%)(a)(b)	2,100	2,100,000
Voya CLO Ltd.
5.67%, 07/16/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	1,500	1,497,121
5.62%, 10/17/32, (3-mo. CME Term SOFR + 1.342%)(a)(b)	1,467	1,465,603
5.78%, 04/20/37, (3-mo. CME Term SOFR + 1.510%)(a)(b)	5,500	5,504,753
Warwick Capital CLO 1 Ltd., 7.07%, 10/20/36, (3-mo. CME Term SOFR + 2.800%)(a)(b)	1,000	1,007,670
Warwick Capital CLO 4 Ltd., 5.67%, 07/20/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	6,000	6,000,284
Warwick Capital CLO 5 Ltd., 5.68%, 01/20/38, (3-mo. CME Term SOFR + 1.360%)(a)(b)	5,000	4,997,791
Wellington Management CLO 1 Ltd., 6.07%, 10/20/36, (3-mo. CME Term SOFR + 1.800%)(a)(b)	2,000	2,004,031
Wellington Management CLO 3 Ltd., 5.63%, 07/18/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	6,000	5,995,007
Wellington Management CLO 4 Ltd., 5.43%, 04/18/38, (3-mo. CME Term SOFR + 1.150%)(a)(b)	3,000	2,959,397
Whitebox CLO I Ltd.
5.60%, 07/24/36, (3-mo. CME Term SOFR + 1.320%)(a)(b)	5,170	5,157,075
Security	Par (000)	Value
6.03%, 07/24/36, (3-mo. CME Term SOFR + 1.750%)(a)(b)	$1,000	$988,200
Whitebox CLO II Ltd., 5.66%, 10/24/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	2,000	2,002,619
Whitebox CLO III Ltd., 5.53%, 10/15/35, (3-mo. CME Term SOFR + 1.270%)(a)(b)	4,950	4,940,100
Wise CLO Ltd., 5.72%, 07/15/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	4,000	4,003,052
Total Long-Term Investments — 98.1% (Cost: $783,983,062)		781,146,187
	Shares
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	12,610,000	12,610,000
Total Short-Term Securities — 1.6% (Cost: $12,610,000)		12,610,000
Total Investments — 99.7% (Cost: $796,593,062)		793,756,187
Other Assets Less Liabilities — 0.3%		2,570,952
Net Assets — 100.0%		$796,327,139

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,430,000	$2,180,000 (a)	$—	$—	$—	$12,610,000	12,610,000	$406,769	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares AAA CLO Active ETF
(Formerly BlackRock AAA CLO ETF)

Fair Value Hierarchy as of Period End (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$781,146,187	$—	$781,146,187
Short-Term Securities
Money Market Funds	12,610,000	—	—	12,610,000
	$12,610,000	$781,146,187	$—	$793,756,187

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
SOFR	Secured Overnight Financing Rate